Derivative Instruments (Effects Of Derivative Activities And Location Of Gains And Losses On Income Statement) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	$ (13,442,000)		$ (22,493,000)		$ (19,714,000)
Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(13,442,000)		(23,583,000)		(23,070,000)
Unrealized derivative losses	12,246,000	[1]	(13,508,000)	[1]	(25,700,000)	[1]
Amount reclassified out of AOCI relating to actual hedge settlements	300,000		1,800,000		3,000,000
Not Designated as Hedging Instrument | Interest Expense
Derivative [Line Items]
Cash received (paid) for derivatives					(370,000)
Not Designated as Hedging Instrument | Derivatives
Derivative [Line Items]
Cash received (paid) for derivatives	(25,688,000)		(10,075,000)		3,000,000
Not Designated as Hedging Instrument | Interest Rate Contract | Interest Expense
Derivative [Line Items]
Gain (loss) on derivatives recognized in income			(1,090,000)	[2]	(3,356,000)	[2]
Not Designated as Hedging Instrument | Interest Rate Contract | Derivatives
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(851,000)		(7,930,000)		(4,306,000)
Not Designated as Hedging Instrument | Commodity Contract | Derivatives
Derivative [Line Items]
Gain (loss) on derivatives recognized in income	(12,591,000)		(14,563,000)		(15,408,000)
Designated as Hedging Instrument
Derivative [Line Items]
Amount reclassified out of AOCI relating to actual hedge settlements					$ 400,000

[1]	This activity represents unrealized gains in the natural gas midstream, cost of midstream gas purchased, interest expense and derivatives lines on our consolidated statements of income.
[2]	This represents Interest Rate Swap amounts reclassified out of AOCI and into earnings. During 2008 and 2009 we discontinued hedge accounting for various Interest Rate Swaps at different times. By the first quarter of 2009 we discontinued hedge accounting for the remaining Interest Rate Swaps. During 2009 we reclassified $0.4 million out of AOCI relating to actual hedge settlements accounted for under hedge accounting. During 2011, 2010 and 2009 we reclassified $0.3 million, $1.8 million and $3.0 million for remaining AOCI that have been reclassified into earnings in the same period or periods relating to Interest Rate Swaps not designated for hedge accounting.